Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Subsidiaries
Schedule of subsidiaries

		Ownership % of Share Capital as of December 31,
Parent	Incorporated	2025	2024
Einride AB	Sweden
Subsidiary
Einride Austria GmbH	Austria	100%	100%
Einride Technologies Austria GmbH	Austria	100%	100%
Einride Technologies Belgium B.V.	Belgium	100%	100%
Einride Cayman Sub Limited	Cayman Islands	100%	0%
Einride Technologies Germany GmbH	Germany	100%	100%
Einride Germany GmbH	Germany	100%	100%
Einride Technologies UK Ltd	Great Britain	100%	100%
Einride UK Ltd	Great Britain	100%	100%
Einride Technologies Netherlands B. V	Netherlands	100%	100%
Einride Benelux B.V.	Netherlands	100%	100%
Einride Technologies Norway AS	Norway	100%	100%
Einride Norway AS	Norway	100%	100%
Einride Holding AB	Sweden	100%	100%
Einride Autonomous Technologies AB	Sweden	100%	100%
Einride MidCo AB	Sweden	100%	100%
Einride Sweden AB	Sweden	100%	100%
Einride ME Freight Technologies L.L.C	United Arab Emirates	100%	100%
Einride US Inc	Delaware, USA	100%	100%
Einride Inc	Delaware, USA	100%	100%
Einride Logistics Inc	Delaware, USA	100%	100%
Einride Autonomous Technologies US In	Delaware, USA	100%	100%
Einride Technologies (Singapore) Pte. Ltd	Singapore	0%	100%